Parent Company Only Condensed Financial Information - Schedule of Parent Company Balance Sheets (Details) - Reportable Legal Entities [Member] - Parent Company [Member]		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets
Cash		¥ 3,556,774	$ 495,497	¥ 167,227,049
Total current assets		1,060,637,335	147,758,120	1,313,008,292
Non-current assets
Long-term investments		288,057,858	40,129,539	165,416,495
Long-term prepaid expense		1,895,045	264,000	2,341,350
Total non-current assets		289,952,903	40,393,539	167,757,845
Total assets		1,350,590,238	188,151,659	1,480,766,137
Current liabilities
Short-term loans		3,589,100	500,000
Accrued expenses and other liabilities		840,066,308	117,030,218	887,485,236
Warrants liability		3,444,842	479,903	4,548,004
Total current liabilities		850,835,607	118,530,496	895,559,835
Total liabilities		850,835,607	118,530,496	895,559,835
Shareholders’ equity:
Ordinary shares, par value US$0.0002 per share; 250,000,000 shares authorized; 19,022,795 and 20,766,531 shares issued and outstanding as of March 31, 2024 and 2025, respectively	[1]	28,603	3,985	26,105
Additional paid-in capital		2,964,482,986	412,984,172	2,950,862,914
Accumulated deficit		(2,407,485,287)	(335,388,438)	(2,307,502,836)
Accumulated other comprehensive loss		(57,271,671)	(7,978,556)	(58,179,881)
Total shareholders’ equity		499,754,631	69,621,163	585,206,302
Total liabilities and shareholders’ equity		1,350,590,238	188,151,659	1,480,766,137
Related Party [Member]
Current assets
Amounts due from related parties		1,057,080,561	147,262,623	1,145,781,243
Current liabilities
Amounts due to related parties		¥ 3,735,357	$ 520,375	¥ 3,526,595

[1]	Gives retroactive effect to the Share Consolidation in October 2024.